Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SCIENCE APPLICATIONS INTERNATIONAL CORPORATION RETIREMENT PLAN
SUPPLEMENTAL SCHEDULE
FORM 5500, SCHEDULE H, PART IV, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF December 31, 2025

		EIN: 30-6419427	Plan #001
(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest and Collateral	(d) Cost	(e) Current Value
			(in thousands)
*	Science Applications International Corporation common stock	Company Stock	**	$89,951
	Dodge & Cox Stock Fund Class X	Mutual Fund	**	241,050
	T. Rowe Price Institutional Mid Cap Equity Growth Fund	Mutual Fund	**	126,772
*	Vanguard FTSE All-World ex-US Index: Institutional Shares	Mutual Fund	**	256,982
*	Vanguard Federal Money Market Fund	Mutual Fund	**	260,353
*	Vanguard International Growth Fund Admiral Shares	Mutual Fund	**	132,154
*	Vanguard PRIMECAP Fund Admiral Shares	Mutual Fund	**	428,416
*	Vanguard Short-Term Bond Index Fund Institutional	Mutual Fund	**	54,032
	Columbia Trust Emerging Markets Equity Fund; Founders Cl	Collective Trust	**	42,187
	Loomis Sayles Core Plus Fixed Income Trust Class C	Collective Trust	**	77,128
	T.Rowe Price Large Cap Growth Class L	Collective Trust	**	37,783
	T. Rowe Price U.S. Mid Cap-Value Equity Trust; D Class	Collective Trust	**	56,812
*	Vanguard Institutional 500 Index Trust	Collective Trust	**	1,031,057
*	Vanguard Institutional Extended Market Index Trust	Collective Trust	**	255,562
*	Vanguard Institutional Total Bond Market Index Trust	Collective Trust	**	257,537
*	Vanguard Target Retirement 2020 Trust Plus	Collective Trust	**	154,351
*	Vanguard Target Retirement 2025 Trust Plus	Collective Trust	**	312,510
*	Vanguard Target Retirement 2030 Trust Plus	Collective Trust	**	437,338
*	Vanguard Target Retirement 2035 Trust Plus	Collective Trust	**	340,629
*	Vanguard Target Retirement 2040 Trust Plus	Collective Trust	**	286,012
*	Vanguard Target Retirement 2045 Trust Plus	Collective Trust	**	256,207
*	Vanguard Target Retirement 2050 Trust Plus	Collective Trust	**	197,854
*	Vanguard Target Retirement 2055 Trust Plus	Collective Trust	**	117,513
*	Vanguard Target Retirement 2060 Trust Plus	Collective Trust	**	72,826
*	Vanguard Target Retirement 2065 Trust Plus	Collective Trust	**	26,558
*	Vanguard Target Retirement 2070 Trust Plus	Collective Trust	**	5,562
*	Vanguard Target Retirement Income Trust Plus	Collective Trust	**	105,675
	Wellington Trust Small Cap 2000	Collective Trust	**	118,442
	Wellington Trust TIPS	Collective Trust	**	19,146
	Self-Directed Brokerage Fund	Various	**	133,017
*	Notes Receivable from Participants	Loans/Interest rates from 4.25% to 9.50%; maturities from January 2026 to October 2055	$—	33,678
	Total			$5,965,094

*	Indicates party-in-interest to the Plan
**	Not applicable - Historical cost information is not required to be presented, as all investments are participant-directed.